Core Alternative ETF
Schedule of Investments
January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Basic Materials - 4.4%
Air Products & Chemicals, Inc. (e)	20,831	$5,876,842
The Mosaic Co. (e)	150,673	6,019,386
		11,896,228
Communications - 9.0%
Alphabet, Inc. - Class A (a)(e)	2,592	7,014,133
AT&T, Inc. (e)	192,943	4,920,047
Cisco Systems, Inc. (e)	114,296	6,362,858
FactSet Research Systems, Inc. (e)	14,305	6,035,137
		24,332,175
Consumer, Cyclical - 11.0%
Dollar General Corp. (e)	27,488	5,730,698
Genuine Parts Co. (e)	41,401	5,515,855
McDonald's Corp. (e)	24,612	6,385,583
Starbucks Corp. (e)	60,599	5,958,094
Walmart, Inc. (e)	43,290	6,052,375
		29,642,605
Consumer, Non-Cyclical - 18.6%
Amgen, Inc. (e)	23,011	5,226,719
Diageo PLC - ADR (b)(e)	27,710	5,651,455
Eli Lilly & Co. (e)	27,429	6,730,802
Johnson & Johnson (e)	39,829	6,862,138
Merck & Co., Inc. (e)	57,826	4,711,662
PepsiCo, Inc. (e)	40,983	7,111,370
The Procter & Gamble Co. (e)	39,286	6,303,439
UnitedHealth Group, Inc. (e)	16,498	7,796,460
		50,394,045
Energy - 5.4%
Chevron Corp. (e)	47,376	6,221,890
Exxon Mobil Corp. (e)	108,808	8,265,056
		14,486,946
Financials- 13.8%
Aflac, Inc. (e)	96,130	6,038,887
Capital One Financial Corp. (e)	44,004	6,456,707
CME Group, Inc. (e)	19,697	4,520,461
JPMorgan Chase & Co. (e)	42,635	6,335,561
Morgan Stanley (e)	71,997	7,382,572
The Blackstone Group, Inc. - Class A (e)	50,583	6,675,439
		37,409,627
Industrials - 13.0%
3M Co. (e)	30,452	5,055,641
Emerson Electric Co. (e)	66,200	6,087,090
L3Harris Technologies, Inc. (e)	25,858	5,411,821
Lockheed Martin Corp. (e)	13,578	5,283,607
Norfolk Southern Corp. (e)	26,097	7,098,123
Waste Management, Inc. (e)	42,192	6,347,365
		35,283,647
Technology - 15.6%
Accenture PLC - Class A (b)(e)	21,231	7,506,857
Apple, Inc. (e)	48,091	8,405,345
Broadridge Financial Solutions, Inc. (e)	38,948	6,201,301
Fiserv, Inc. (a)(e)	56,563	5,978,709
Microsoft Corp. (e)	23,683	7,364,939
Paychex, Inc. (e)	58,290	6,864,230
		42,321,381
Utilities - 4.6%
NextEra Energy, Inc. (e)	74,330	5,806,659
The Southern Co. (e)	95,112	6,609,333
		12,415,992
Total Common Stocks (Cost $205,441,934)		258,182,646

MONEY MARKET FUNDS - 2.7%
First American Government Obligations Fund - Class X, 0.03% (c)	7,315,996	7,315,996
Total Money Market Funds (Cost $7,315,996)		7,315,996

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.3%
PURCHASED PUT OPTIONS - 0.3%
CBOE S&P 500 Index
Expiration: January 2022, Exercise Price: $4,280	250	625	$ 112,888,750
Expiration: January 2022, Exercise Price: $4,325	250	625	112,888,750
Expiration: January 2022, Exercise Price: $4,430	275	688	124,177,625
Expiration: February 2022, Exercise Price: $4,410	450	373,500	203,199,750
Expiration: February 2022, Exercise Price: $4,440	250	341,250	112,888,750
Expiration: February 2022, Exercise Price: $4,470	100	216,500	45,155,500
Total Purchased Options (Cost $3,756,249)		933,188

Total Investments (Cost $216,514,179) - 98.4%		266,431,830
Other Assets & Liabilities, net - 1.6%		4,303,441
Net Assets - 100.0%		$270,735,271

ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	A portion or all of the security has been segregated or earmarked as collateral for written options.

Percentages are stated as a percent of net assets.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$258,182,646	$-	$-	$258,182,646
Money Market Funds	7,315,996	-	-	7,315,996
Purchased Options	-	933,188	-	933,188
Total Investments - Assets	$265,498,642	$933,188	$-	$266,431,830

* See the Schedule of Investments for industry classifications.